TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 33	€ 31
Deferred revenue related to contract liabilities	€ 36	€ 60